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03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-03 | Fidelity Freedom® Blend 2010 Fund
Fund Summary Fund/Class:<br/>Fidelity Freedom® Blend 2010 Fund/Fidelity Advisor Freedom® Blend 2010 Fund A, M, C, I, Z
Investment Objective
The fund seeks high current income and, as a secondary objective, capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 85 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Freedom® Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-03 - Fidelity Freedom® Blend 2010 Fund	Fidelity Advisor Freedom Blend 2010 Fund- Class A		Fidelity Advisor Freedom Blend 2010 Fund- Class M		Fidelity Advisor Freedom Blend 2010 Fund- Class C		Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor	Fidelity Advisor Freedom Blend 2010 Fund- Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Freedom® Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-03 - Fidelity Freedom® Blend 2010 Fund		Fidelity Advisor Freedom Blend 2010 Fund- Class A	Fidelity Advisor Freedom Blend 2010 Fund- Class M	Fidelity Advisor Freedom Blend 2010 Fund- Class C	Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor	Fidelity Advisor Freedom Blend 2010 Fund- Class Z
Management fee	[1]	0.47%	0.47%	0.47%	0.47%	0.37%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none	none
Other expenses		none	none	none	none	none
Total annual operating expenses	[1]	0.72%	0.97%	1.47%	0.47%	0.37%
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Freedom® Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-03 - Fidelity Freedom® Blend 2010 Fund - USD ($)	Fidelity Advisor Freedom Blend 2010 Fund- Class A	Fidelity Advisor Freedom Blend 2010 Fund- Class M	Fidelity Advisor Freedom Blend 2010 Fund- Class C	Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor	Fidelity Advisor Freedom Blend 2010 Fund- Class Z
1 year	$ 644	$ 445	$ 250	$ 48	$ 38
3 years	791	647	464	150	118
5 years	949	864	799	260	204
10 years	$ 1,409	$ 1,489	$ 1,748	$ 581	$ 458

Hold Shares
Expense Example, No Redemption {- Fidelity Freedom® Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-03 - Fidelity Freedom® Blend 2010 Fund - USD ($)	Fidelity Advisor Freedom Blend 2010 Fund- Class A	Fidelity Advisor Freedom Blend 2010 Fund- Class M	Fidelity Advisor Freedom Blend 2010 Fund- Class C	Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor	Fidelity Advisor Freedom Blend 2010 Fund- Class Z
1 Year	$ 644	$ 445	$ 150	$ 48	$ 38
3 Years	791	647	464	150	118
5 Years	949	864	799	260	204
10 Years	$ 1,409	$ 1,489	$ 1,748	$ 581	$ 458

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Blend Income Fund, approximately 10 to 19 years after the year 2010. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The neutral asset allocation shown in the glide path depicts the allocation to domestic equity funds, international equity funds, bond funds (including investment grade debt, inflation-protected debt, and long-term treasury debt), and short-term funds.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  As of April 1, 2020, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds	21
International Equity Funds	14
Investment Grade Bond Funds	40
Long-Term Treasury Bond Funds	3
Inflation-Protected Bond Funds	7
Short-Term Funds	15

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, international debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
  Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	6.20%	March 31, 2019
Lowest Quarter Return	0.78%	September 30, 2019
Year-to-Date Return	-7.66%	March 31, 2020

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019

Average Annual Total Returns{- Fidelity Freedom® Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-03 - Fidelity Freedom® Blend 2010 Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Advisor Freedom Blend 2010 Fund- Class A			Aug. 31, 2018
Fidelity Advisor Freedom Blend 2010 Fund- Class A | Return Before Taxes	7.50%	1.85%
Fidelity Advisor Freedom Blend 2010 Fund- Class A | After Taxes on Distributions	6.79%	0.90%	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2010 Fund- Class A | After Taxes on Distributions and Sales	4.61%	1.14%	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2010 Fund- Class M			Aug. 31, 2018
Fidelity Advisor Freedom Blend 2010 Fund- Class M | Return Before Taxes	9.81%	3.41%
Fidelity Advisor Freedom Blend 2010 Fund- Class C			Aug. 31, 2018
Fidelity Advisor Freedom Blend 2010 Fund- Class C | Return Before Taxes	12.22%	5.71%
Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor			Aug. 31, 2018
Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor | Return Before Taxes	14.38%	6.79%
Fidelity Advisor Freedom Blend 2010 Fund- Class Z			Aug. 31, 2018
Fidelity Advisor Freedom Blend 2010 Fund- Class Z | Return Before Taxes	14.51%	6.91%
Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	8.72%	7.25%
Fidelity Freedom 2010 Composite Index℠(reflects no deduction for fees or expenses)	14.62%	7.03%
[1]	From August 31, 2018

03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-03 | Fidelity Freedom® Blend 2010 Fund | Fidelity Advisor Freedom Blend 2010 Fund- Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-03 | Fidelity Freedom® Blend 2010 Fund | Fidelity Advisor Freedom Blend 2010 Fund- Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-03 | Fidelity Freedom® Blend 2010 Fund | Fidelity Advisor Freedom Blend 2010 Fund- Class C
On Class C shares redeemed less than one year after purchase.